Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS [Abstract]
Schedule of intangible assets accumulated cost and amortization
14.	INTANGIBLE ASSETS

	2022				2021
	Computer software / licenses	Work in progress	Goodwill	Total	Computer software / licenses	Work in progress	Goodwill	Total
	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000
Cost
Beginning balance	7,437	6	41	7,484	6,584	-	-	6,584
Additions	11	506	-	517	853	6	41	900
Transfers	430	(430)	-	-	-	-	-	-
Ending balance	7,878	82	41	8,001	7,437	6	41	7,484

Amortization and impairment
Beginning balance	3,122	-	41	3,163	1,874	-	-	1,874
Additions	1,282	-	-	1,282	1,248	-	-	1,248
Impairment loss (see note 34)	-	-	-	-	-	-	41	41
Ending balance	4,404	-	41	4,445	3,122	-	41	3,163
Net carrying amount	3,474	82	-	3,556	4,315	6	-	4,321